Consolidated Statements of Operations (USD $)	3 Months Ended		36 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Income Statement [Abstract]
Revenues
Cost of revenues
Gross profit
Operating expenses
Compensation	57,500	65,731	621,701
Professional fees	25,666	19,319	742,796
Selling, general and administrative	62,999	78,615	290,348
Total operating expenses	146,165	163,665	1,654,845
Loss from operations	(146,165)	(163,665)	(1,654,845)
Other income (expense):
Interest expense	(8,295)		(15,420)
Interest expense - discount on notes	(28,546)		(28,546)
Change in fair value of derivative liabilities	213,220		213,220
Derivative expense	(312,413)		(312,413)
Loss on abandonment of land lease			(58,725)
Other income (expense) - net	(136,034)		(201,884)
Loss before income tax provision	(282,199)	(163,665)	(1,856,729)
Income tax provision
Net loss	$ (282,199)	$ (163,665)	$ (1,856,729)
Net loss per common share - basic and diluted	$ 0.00	$ 0.00
Weighted average common shares outstanding - basic and diluted	134,327,968	121,623,524